Concentration of Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentration of Risk [Abstract]
CONCENTRATION OF RISK
22	CONCENTRATION OF RISK

Customer Concentration

For the six months ended June 30, 2025, the Company generated total revenue of RM 55,465,994, of which three customers accounted for more than 10% of the Company’s total revenue.

For the six months ended June 30, 2024, the Company generated total revenue of RM 30,439,585, of which four customers accounted for more than 10% of the Company’s total revenue.

	For the six months ended
	June 30, 2024	June 30, 2025		June 30, 2024	June 30, 2025
	Revenues			Percentage of revenues
	RM	RM	USD	%	%
Customer A	9,467,487	N/A*	N/A*	31.10	N/A*
Customer B	6,570,203	N/A*	N/A*	21.58	N/A*
Customer C	5,842,660	N/A*	N/A*	19.19	N/A*
Customer D	3,503,863	N/A*	N/A*	11.51	N/A*
Customer E	N/A*	13,555,612	3,217,949	N/A*	24.44
Customer F	N/A*	7,368,513	1,749,202	N/A*	13.28
Customer G	N/A*	7,163,241	1,700,473	N/A*	12.91
Others	5,055,372	27,378,628	6,499,378	16.62	49.37
Total	30,439,585	55,465,994	13,167,002	100.00	100.00

The following table sets forth a summary of customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)		As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)
	Receivables			Percentage of receivables
	RM	RM	USD	%	%
Customer A	7,736,776	4,336,087	1,029,338	36.37	17.36
Customer B	5,366,239	4,888,821	1,160,551	25.23	19.58
Customer E	N/A^	3,711,756	881,129	N/A^	14.86
Customer G	N/A^	4,769,930	1,132,328	N/A^	19.10
Customer H	N/A^	2,161,314	513,072	N/A^	8.65
Others	8,170,079	5,104,250	1,211,690	38.40	20.45
Total	21,273,094	25,972,158	5,928,108	100.00	100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

^	Receivables was less than 10% of the Groups total accounts receivables for the respective year.

Vendor Concentration

For the six months ended June 30, 2025, the Company incurred cost of sale of RM 49,602,598, of which one vendor accounted for more than 10% of the Company’s total cost of sale.

For the six months ended June 30, 2024, the Company incurred cost of sale of RM 28,212,121, of which one vendor accounted for more than 10% of the Company’s total cost of sale.

	For the six months ended
	June 30, 2024	June 30, 2025		June 30, 2024	June 30, 2025
	Cost of sales			Percentage of cost of sales
	RM	RM	USD	%	%
Vendor A	7,719,316	N/A*	N/A*	27.36	N/A*
Vendor B	N/A*	8,547,239	2,029,018	N/A*	17.23
Others	20,492,805	41,055,359	9,746,079	72.64	82.77
Total	28,212,121	49,602,598	11,775,097	100.00	100.00

The following table sets forth a summary of vendors who represent 10% or more of the Group’s total accounts payable:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)		As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)
	Payables			Percentage of payables
	RM	RM	USD	%	%
Vendor A	7,011,530	N/A^	N/A^	25.59	N/A^
Vendor B	N/A^	N/A^	N/A^	N/A^	N/A^
Vendor C	N/A^	4,448,954	1,056,132	N/A^	17.69
Others	20,385,284	20,705,376	4,915,222	74.41	82.31
Total	27,396,814	25,154,330	5,971,354	100.00	100.00

*	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.

^	Payables was less than 10% of the Groups total accounts payables for the respective year.

21	CONCENTRATION OF RISK

Customer Concentration

For the year ended December 31, 2024, the Company generated total revenue of RM 90,344,588, of which two customers accounted for more than 10% of the Company’s total revenue.

For the year ended December 31, 2023, the Company generated total revenue of RM 148,053,973, of which three customers accounted for more than 10% of the Company’s total revenue.

For the year ended December 31, 2022, the Company generated total revenue of RM 63,509,466, of which two customers accounted for more than 10% of the Company’s total revenue.

	For the years ended December 31,
	2022		2023		2024				2022		2023		2024
	Revenues								Percentage of revenues
	RM		RM		RM		USD		%		%		%
Customer A	N/A	*	N/A	*	21,007,350		4,693,856		N/A	*	N/A	*	23.25
Customer B	6,852,979		23,099,977		10,435,837		2,331,770		10.79		15.60		11.55
Customer C	25,191,877		44,226,069		N/A	*	N/A	*	39.67		29.87		N/A	*
Customer D	N/A	*	15,687,320		N/A	*	N/A	*	N/A	*	10.60		N/A	*
Others	31,464,610		65,040,607		58,901,401		13,160,853		49.54		43.93		65.20
Total	63,509,466		148,053,973		90,344,588		20,186,479		100.00		100.00		100.00

The following table sets forth a summary of customers who represent 10% or more of the Group’s total accounts receivable:

	For the years ended December 31,
	2023		2024				2023		2024
	Receivables						Percentage of receivables
	RM		RM		USD		%		%
Customer A	N/A	^	7,736,776		1,728,696		N/A	^	36.37
Customer B	2,590,320		5,366,239		1,199,026		16.29		25.23
Customer C	4,209,590		N/A	^	N/A	^	26.47		N/A	^
Customer D	2,347,367		N/A	^	N/A	^	14.76		N/A	^
Customer E	3,322,607		N/A	^	N/A	^	20.89		N/A	^
Others	3,431,996		8,170,079		1,825,511		21.59		38.40
Total	15,901,880		21,273,094		4,753,233		100.00		100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

^	Receivables was less than 10% of the Groups total accounts receivables for the respective year.

Vendor Concentration

For the year ended December 31, 2024, the Company incurred cost of sale of RM 84,102,118, of which one vendor accounted for more than 10% of the Company’s total cost of sale.

For the year ended December 31, 2023, the Company incurred cost of sale of RM 130,201,026, of which two vendors accounted for more than 10% of the Company’s total cost of sale.

For the year ended December 31, 2022, the Company incurred cost of sale of RM 54,825,100, of which three vendors accounted for more than 10% of the Company’s total cost of sale.

	For the years ended December 31
	2022	2023		2024					2022	2023		2024
	Cost of sale								Percentage of cost of sale
	RM	RM		RM			USD		%	%		%
Vendor A	16,097,566	20,826,560			12,445,870		2,780,889		29.36	16.00		14.80
Vendor B	9,600,766	17,867,185			N/A	*	N/A	*	17.51	13.72		N/A	*
Vendor C	5,519,852	N/A	*	’	N/A	*	N/A	*	10.07	N/A	*	N/A	^
Others	23,606,916	91,507,281			71,656,248		16,010,780		43.06	70.28		85.20
Total	54,825,100	130,201,026			84,102,118		18,791,669		100.00	100.00		100.00

The following table sets forth a summary of vendors who represent 10% or more of the Group’s total accounts payable:

	For the years ended December 31
	2023	2024				2023	2024
	Payables					Percentage of payables
	RM	RM		USD		%	%
Vendor A	7,580,160	7,011,530		1,566,648		19.73	25.59
Vendor B	10,198,777	N/A	^	N/A	^	26.55	N/A	^
Vendor D	6,582,074	N/A	^	N/A	^	17.13	N/A	^
Vendor E	4,464,585	N/A	^	N/A	^	11.62	N/A	^
Others	9,593,277	20,385,284		4,554,861		24.97	74.41
Total	38,418,873	27,396,814		6,121,509		100.00	100.00

*	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.

^	Payables was less than 10% of the Groups total accounts payables for the respective year.